Fees Summary	Mar. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 53,000
Previously Paid Amount	0.00
Total Fee Amount	8.11
Total Offset Amount	0.00
Net Fee	8.11
Narrative - Max Aggregate Offering Price	$ 53,000
Final Prospectus	true